Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	NYMOX PHARMACEUTICAL CORPORATION
Entity Central Index Key	0001018735
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding	64,676,256
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false